Income taxes - Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 45,190	$ 34,662
Tax calculated at domestic tax rates applicable to profits in the respective countries	12,079	9,324
Non-deductible stock-based compensation	221	356
Non-taxable capital (gains) and losses	161	841
Intangibles	78	(458)
Adjustments in respect of previous periods	(840)	(590)
Temporary difference not currently utilized and (not benefited previously)	87	(1,563)
Rate differences and other	219	(226)
Income tax expense reported in the consolidated statements of operations	$ 12,005	$ 7,684
Weighted average statutory tax rate (percent)	26.70%	26.90%
Unused tax losses for which no deferred tax asset recognised	$ 2,000